November 13, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Malvern Funds (the “Trust”)

File No. 33-23444

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/ Mary Anne Morgan

Mary Anne Morgan

Senior Counsel

The Vanguard Group, Inc.

Enclosures

cc:David Orlic

U.S. Securities and Exchange Commission